THE COMPANY AND BASIS OF PRESENTATION (Details - Balance sheet changes from split) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Offsetting Assets [Line Items]
Common shares issued and outstanding - post-2024 split, 825,459 shares	$ 100	$ 8
Additional paid-in capital - post-2024 split	$ 51,782,424	43,553,523
Pre-2024 split [Member]
Offsetting Assets [Line Items]
Common shares issued and outstanding - post-2024 split, 825,459 shares		132
Additional paid-in capital - post-2024 split		43,553,399
Post-2024 split [Member]
Offsetting Assets [Line Items]
Common shares issued and outstanding - post-2024 split, 825,459 shares		8
Additional paid-in capital - post-2024 split		$ 43,553,523